Balances under contracts with customers and other ifrs 15 disclosures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers, operating	€ 9,516.0	€ 9,024.0	€ 8,339.0
Construction division [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers, operating	7,455.0	7,091.0	6,909.0
Toll roads division [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers, operating	1,361.0	1,236.0	1,071.0
Airports division [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers, operating	111.0	90.0	8.0
Corporation division [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers, operating	589.0	607.0	351.0
Completed work pending certification [Member]
Customer contract assets liabilities [Line Items]
Total customer contract balances	686.0	573.0	446.0
Increase decrease in customer contract balances exchange rate	(21.0)	10.0
Increase decrease in customer contract balances consolidation scope changes	(25.0)	0.0
Increase decrease in customer contract balances other	160.0	118.0
Retentions member [Member]
Customer contract assets liabilities [Line Items]
Total customer contract balances	145.0	191.0	160.0
Increase decrease in customer contract balances exchange rate	(11.0)	3.0
Increase decrease in customer contract balances consolidation scope changes	(2.0)	0.0
Increase decrease in customer contract balances other	(32.0)	28.0
Total customer contract assets [Member]
Customer contract assets liabilities [Line Items]
Total customer contract balances	832.0	764.0	606.0
Increase decrease in customer contract balances exchange rate	(32.0)	13.0
Increase decrease in customer contract balances consolidation scope changes	(27.0)	0.0
Increase decrease in customer contract balances other	127.0	146.0
Work certified in advance [Member]
Customer contract assets liabilities [Line Items]
Total customer contract balances	1,445.0	1,227.0	1,124.0
Increase decrease in customer contract balances exchange rate	(101.0)	26.0
Increase decrease in customer contract balances consolidation scope changes	(3.0)	0.0
Increase decrease in customer contract balances other	323.0	77.0
Advance payments [Member]
Customer contract assets liabilities [Line Items]
Total customer contract balances	379.0	392.0	406.0
Increase decrease in customer contract balances exchange rate	(19.0)	1.0
Increase decrease in customer contract balances consolidation scope changes	0.0	0.0
Increase decrease in customer contract balances other	6.0	(14.0)
Total customer contract liabilities [Member]
Customer contract assets liabilities [Line Items]
Total customer contract balances	1,824.0	1,619.0	€ 1,530.0
Increase decrease in customer contract balances exchange rate	(120.0)	27.0
Increase decrease in customer contract balances consolidation scope changes	(3.0)	0.0
Increase decrease in customer contract balances other	€ 328.0	€ 63.0